CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock Par Value [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss ("AOCI") [Member]	Treasury Stock [Member]	Stockholder's Equity [Member]	Noncontrolling Interest ("NCI") [Member]
Beginning Balance at Dec. 31, 2014	$ 1,539,114	$ 81,737	$ 1,840,288	$ (239,572)	$ (97,808)	$ (96,441)	$ 1,488,204	$ 50,910
Net income (loss)	(8,839)			(17,983)			(17,983)	9,144
Other comprehensive income (loss), net of tax	3,773				3,853		3,853	(80)
Common stock issued	679	558	(7,635)	(3,329)		11,085	679
Stock-based compensation charges	15,394		20,753			(5,359)	15,394
Purchase of treasury shares	(1,720)					(1,720)	(1,720)
Retirement of common stock		(14)	(159)			173
Other	(1,680)		(1,628)				(1,628)	(52)
Ending Balance at Dec. 31, 2015	1,546,721	82,281	1,851,619	(260,884)	(93,955)	(92,262)	1,486,799	59,922
Net income (loss)	36,299			34,117			34,117	2,182
Other comprehensive income (loss), net of tax	27,013				27,060		27,060	(47)
Common stock issued		1,101	(1,101)
Stock-based compensation charges	11,639		11,639				11,639
Purchase of treasury shares	(4,022)					(4,022)	(4,022)
Retirement of common stock		(152)	(1,175)			1,327
Distributions to NCI	(5,000)							(5,000)
Purchase of shares from NCI	(17,182)		597				597	(17,779)
Ending Balance at Dec. 31, 2016	1,595,468	83,230	1,861,579	(226,767)	(66,895)	(94,957)	1,556,190	39,278
Net income (loss)	177,215			178,546			178,546	(1,331)
Other comprehensive income (loss), net of tax	16,429				16,447		16,447	(18)
Common stock issued		14,555	(14,555)
Stock-based compensation charges	14,566		14,566				14,566
Purchase of treasury shares	(7,204)					(7,204)	(7,204)
Retirement of common stock		(276)	(5,603)			5,879
Purchase of shares from NCI	(7,697)		2,121		2,284		2,121	(9,818)
Ending Balance at Dec. 31, 2017	$ 1,788,777	$ 97,509	$ 1,858,108	$ (48,221)	$ (50,448)	$ (96,282)	$ 1,760,666	$ 28,111